SCHEDULE OF PRINCIPAL MATURITIES OF CONVERTIBLE NOTES PAYABLE (Details) - Convertible Notes Payable [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Remainder of 2024	$ 4,481,000
2025	250,144	$ 3,956,000
Total principal payments	4,731,144
Less: debt discounts	(125,440)	(359,850)
Total convertible notes payable	4,605,704	3,596,150
Total notes payable	$ 4,605,704	$ 3,596,150